AMOUNTS RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF AMOUNTS RECEIVABLE
	September 30, 2023	December 31, 2022
Trades receivable	$118,794	$136,274
Income tax advances	17,773	90,528
Due from shareholders	743	1,002
	$137,310	$227,804

	December 31, 2022	December 31, 2021
Trade receivables	$136,274	$131,187
Income tax advances	90,528	61,547
Due from shareholders	1,002	4,094
	$227,804	$196,828